Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Insurance		$ 686	$ 72
Other current assets		172	122
Prepaid expenses and other current assets	$ 764	$ 858	$ 194